Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A Shares
Shareholder Report [Line Items]
Fund Name	Union Street Partners Value Fund
Class Name	Class A Shares
Trading Symbol	USPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Union Street Partners Value Fund, Class A Shares for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at unionstreetvaluefund.com. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	unionstreetvaluefund.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Union Street Partners Value Fund - Class A Shares	$146	1.40%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the period of September 30, 2024 to September 30, 2025, the Union Street Partners Value Fund, Class A (without load) shares (the “Fund”) returned 8.71%. During the same period, the Fund’s broad-based index, the S&P 500® Index, and secondary index, the Russell 1000® Value Index, returned 17.60% and 9.44%, respectively.

What key factors affected the Fund's performance?

• Continued momentum in AI-driven companies helped propel the U.S. economy forward. The Fund benefited from this trend through its exposure to the Information Technology and Communication Services sectors.

• Large banks were among the strongest contributors, significantly outperforming over the 12-month period. These institutions benefited from a more favorable regulatory environment, monetary easing, and a surge in dealmaking and M&A activity.

• The Healthcare sector weighed on performance, facing headwinds from declining drug prices and regulatory uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

       Average Annual Total Return

	1 Year	5 Year	10 Year
Union Street Partners Value Fund - Class A Shares (with load)	2.46%	11.75%	9.80%
Union Street Partners Value Fund - Class A Shares (without load)	8.71%	13.08%	10.45%
S&P 500® Index	17.60%	16.47%	15.30%
Russell 1000® Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit unionstreetvaluefund.com for more recent performance information.
Net Assets	$ 84,492,706
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 499,414
Investment Company, Portfolio Turnover	12.93%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$84,492,706
Number of Holdings	26
Total Net Advisory Fee	$499,414
Portfolio Turnover Rate	12.93%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	9.38%
Meta Platforms, Inc.	9.21%
JPMorgan Chase & Co.	8.40%
Apple, Inc.	7.93%
Goldman Sachs Group, Inc.	5.00%
Dollar Tree, Inc.	4.90%
UnitedHealth Group, Inc.	4.10%
NIKE, Inc.	3.94%
The Boeing Co	3.63%
The Walt Disney Co	3.39%

Class C Shares
Shareholder Report [Line Items]
Fund Name	Union Street Partners Value Fund
Class Name	Class C Shares
Trading Symbol	USPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Union Street Partners Value Fund, Class C Shares for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at unionstreetvaluefund.com. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	unionstreetvaluefund.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Union Street Partners Value Fund - Class C Shares	$223	2.15%

Expenses Paid, Amount	$ 223
Expense Ratio, Percent	2.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the period of September 30, 2024 to September 30, 2025, the Union Street Partners Value Fund, Class C shares (the “Fund”) returned 7.76%. During the same period, the Fund’s broad-based index, the S&P 500® Index, and secondary index, the Russell 1000® Value Index, returned 17.60% and 9.44%, respectively.

What key factors affected the Fund's performance?

• Continued momentum in AI-driven companies helped propel the U.S. economy forward. The Fund benefited from this trend through its exposure to the Information Technology and Communication Services sectors.

• Large banks were among the strongest contributors, significantly outperforming over the 12-month period. These institutions benefited from a more favorable regulatory environment, monetary easing, and a surge in dealmaking and M&A activity.

• The Healthcare sector weighed on performance, facing headwinds from declining drug prices and regulatory uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
Average Annual Return [Table Text Block]

Annual Performance

       Average Annual Total Return

	1 Year	5 Year	10 Year
Union Street Partners Value Fund - Class C Shares	7.76%	12.26%	9.64%
S&P 500® Index	17.60%	16.47%	15.30%
Russell 1000® Value Index	9.44%	13.88%	10.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit unionstreetvaluefund.com for more recent performance information.
Net Assets	$ 84,492,706
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 499,414
Investment Company, Portfolio Turnover	12.93%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$84,492,706
Number of Holdings	26
Total Net Advisory Fee	$499,414
Portfolio Turnover Rate	12.93%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	9.38%
Meta Platforms, Inc.	9.21%
JPMorgan Chase & Co.	8.40%
Apple, Inc.	7.93%
Goldman Sachs Group, Inc.	5.00%
Dollar Tree, Inc.	4.90%
UnitedHealth Group, Inc.	4.10%
NIKE, Inc.	3.94%
The Boeing Co	3.63%
The Walt Disney Co	3.39%

Advisor Class Shares
Shareholder Report [Line Items]
Fund Name	Union Street Partners Value Fund
Class Name	Advisor Class Shares
Trading Symbol	USPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Union Street Partners Value Fund, Advisor Class Shares for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at unionstreetvaluefund.com. You can also request this information by contacting us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	unionstreetvaluefund.com
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Union Street Partners Value Fund - Advisor Class Shares	$120	1.15%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

For the period of September 30, 2024 to September 30, 2025, the Union Street Partners Value Fund, Advisor Class shares (the “Fund”) returned 8.95%. During the same period, the Fund’s broad-based index, the S&P 500® Index, and secondary index, the Russell 1000® Value Index, returned 17.60% and 9.44%, respectively.

What key factors affected the Fund's performance?

• Continued momentum in AI-driven companies helped propel the U.S. economy forward. The Fund benefited from this trend through its exposure to the Information Technology and Communication Services sectors.

• Large banks were among the strongest contributors, significantly outperforming over the 12-month period. These institutions benefited from a more favorable regulatory environment, monetary easing, and a surge in dealmaking and M&A activity.

• The Healthcare sector weighed on performance, facing headwinds from declining drug prices and regulatory uncertainty.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]

Annual Performance

       Average Annual Total Return

	1 Year	5 Year	Since Inception
Union Street Partners Value Fund - Advisor Class Shares	8.95%	13.39%	10.53%
S&P 500® Index	17.60%	16.47%	15.08%
Russell 1000® Value Index	9.44%	13.88%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit unionstreetvaluefund.com for more recent performance information.
Net Assets	$ 84,492,706
Holdings Count | Holdings	26
Advisory Fees Paid, Amount	$ 499,414
Investment Company, Portfolio Turnover	12.93%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)

Fund Net Assets	$84,492,706
Number of Holdings	26
Total Net Advisory Fee	$499,414
Portfolio Turnover Rate	12.93%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	9.38%
Meta Platforms, Inc.	9.21%
JPMorgan Chase & Co.	8.40%
Apple, Inc.	7.93%
Goldman Sachs Group, Inc.	5.00%
Dollar Tree, Inc.	4.90%
UnitedHealth Group, Inc.	4.10%
NIKE, Inc.	3.94%
The Boeing Co	3.63%
The Walt Disney Co	3.39%